Note 8- Federal Income Taxes (Details) (USD $)	Feb. 28, 2015
Details
Deferred Tax Assets, Gross	$ 177,440
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 7,595,855